[letterhead of
State Street Research Investment Services, Inc.
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

April 20, 2000

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Registrants Identified in Exhibit A

Ladies and Gentlemen:

On behalf of the Trusts identified in Exhibit A (collectively, the "Registrants") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that supplements to the prospectuses of certain series of the Registrants are in use which are Spanish and/or Chinese language translations of the English language prospectus supplements, as noted in Exhibit B. The supplements were filed electronically on November 18, 1999 (EDGAR accession number 0000950146-99-001744).

Pursuant to Rule 306 of Regulation S-T, each Registrant represents that the English language prospectus supplements referenced above are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

Very truly yours,

STATE STREET RESEARCH EQUITY TRUST
STATE STREET RESEARCH INCOME TRUST
STATE STREET RESEARCH MASTER INVESTMENT TRUST
STATE STREET RESEARCH SECURITIES TRUST


By:  /s/ Amy L. Simmons
     ------------------
     Amy L. Simmons
     Assistant Secretary

Attachment

cc:   John Hunt, Esq.
      Geoffrey R.T. Kenyon, Esq.
      Evelyn M. Talmo
        Goodwin, Procter & Hoar LLP
      Darman A. Wing, Esq.
        State Street Research & Management Company

                       EXHIBIT A

      State Street Research Equity Trust
      Securities Act of 1933 Registration No. 33-4296
      Investment Company Act of 1940 File No. 811-4624
      CIK 0000790941

      State Street Research Income Trust
      Securities Act of 1933 Registration No. 33-2697
      Investment Company Act of 1940 File No. 811-4559
      CIK 0000787980

      State Street Research Master Investment Trust
      Securities Act of 1933 Registration No. 33-32729
      Investment Company Act of 1940 File No. 811-84
      CIK 0000093755

      State Street Research Securities Trust
      Securities Act of 1933 Registration No. 33-74628
      Investment Company Act of 1940 File No. 811-8322
      CIK 0000918572

                          EXHIBIT B

Supplement No. 1 to Prospectus dated November 1, 1999 for:
      State Street Research Alpha Fund (Chinese and Spanish)
      State Street Research Athletes Fund (Spanish)
            EACH A SERIES OF STATE STREET RESEARCH EQUITY TRUST

Supplement No. 1 to Prospectus dated July 15, 1999 for:
      State Street Research High Income Fund (Chinese and Spanish)
            A SERIES OF STATE STREET RESEARCH INCOME TRUST

Supplement No. 1 to Prospectus dated May 1, 1999 for:
      State Street Research Investment Trust (Chinese)
            A SERIES OF STATE STREET RESEARCH MASTER INVESTMENT TRUST

Supplement No. 1 to Prospectus dated September 1, 1999 for:
      State Street Research Galileo Fund (Spanish)
      State Street Research Legacy Fund (Spanish)
      State Street Research Strategic Income Fund (Spanish)
            EACH A SERIES OF STATE STREET RESEARCH SECURITIES TRUST